Related Party Disclosures	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Disclosures
Note 26 – Related Party Disclosures
Unless otherwise disclosed, transactions with other related parties are made on normal commercial terms and at market rates. All related parties are companies that are associated shareholders.

	Hardware revenue US$‘000	Service and maintenance revenue US$‘000	Accounts receivable US$‘000	Purchases US$‘000	Accounts payable US$‘000	Loan payable US$‘000
Year ended June 30, 2020
Gilbarco	6,402	2	3,510	1	—	—
Fast Cities Australia	—	981	378	—	—	—
St Baker Energy	—	—	—	194	20	5,240

Total	6,402	983	3,888	195	20	5,240

Year ended June 30, 2021
Gilbarco	19,122	—	2,471	335	142	—
Fast Cities Australia	2,141	1	520	—	—	—
St Baker Energy	—	—	—	256	23	6,392

Total	21,263	1	2,991	591	165	6,392

Year ended June 30, 2022
Gilbarco	8,135	—	—	338	—	—
Fast Cities Australia	3,454	—	16	—	—	—
St Baker Energy	—	—	—	345	93	—

Total	11,589	—	16	683	93	—

Transactions with Gilbarco
Gilbarco ceased to be the Group’s related party since November 29, 2021 which is the date Gilbarco resigned from Board of Directors of Tritium. As such, all transactions between the Group and Gilbarco that occurred prior to November 29, 2021 are disclosed above as related party transactions.
Transactions with Fast Cities
The Group has sold products to Fast Cities during the period at normal trading terms. The receivables due at the end of the period are payable within 30 days.
Loans payable to St Baker Energy
The terms of this arrangement have been disclosed in Note 14.